UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Accumulative Fund (In Thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 7.82%
General Dynamics Corporation	730	$30,361
Ladish Co., Inc. (A)	133	968
Precision Castparts Corp.	350	20,965
Raytheon Company	200	7,788
Rockwell Collins, Inc.	630	20,563
		80,645
Airlines - 1.56%
Delta Air Lines, Inc. (A)	475	2,674
Southwest Airlines Co.	2,125	13,452
		16,126
Apparel, Accessories & Luxury Goods - 0.73%
Coach, Inc. (A)	450	7,515

Asset Management & Custody Banks - 0.95%
Janus Capital Group Inc.	1,474	9,803

Biotechnology - 2.59%
Amgen Inc. (A)	120	5,942
Gilead Sciences, Inc. (A)	450	20,844
		26,786
Brewers - 1.19%
Molson Coors Brewing Company, Class B	360	12,341

Communications Equipment - 3.43%
Cisco Systems, Inc. (A)	600	10,062
Nokia Corporation, Series A, ADR	860	10,036
QUALCOMM Incorporated	215	8,366
Research In Motion Limited (A)	160	6,891
		35,355
Computer Hardware - 6.15%
Apple Inc. (A)(B)	250	26,280
Hewlett-Packard Company	1,160	37,189
		63,469
Construction & Farm Machinery & Heavy Trucks - 3.02%
Bucyrus International, Inc., Class A	701	10,641
Deere & Company	600	19,722
Manitowoc Company, Inc. (The)	245	801
		31,164
Data Processing & Outsourced Services - 1.80%
Visa Inc., Class A (B)	335	18,626

Department Stores - 1.38%
Kohl's Corporation (A)(B)	120	5,078
Macy's Inc.	600	5,340
Nordstrom, Inc.	230	3,853
		14,271
Electric Utilities - 0.80%
Allegheny Energy, Inc.	110	2,548
Exelon Corporation	125	5,674
		8,222
Environmental & Facilities Services - 0.50%
Waste Connections, Inc. (A)	200	5,140

Fertilizers & Agricultural Chemicals - 2.50%
Monsanto Company	310	25,770

Gas Utilities - 1.44%
Equitable Resources, Inc.	475	14,882

Health Care Equipment - 1.27%
Hologic, Inc. (A)	1,000	13,090

Household Products - 1.78%
Procter & Gamble Company (The)	390	18,365

Hypermarkets & Super Centers - 4.33%
Costco Wholesale Corporation	605	28,023
Wal-Mart Stores, Inc.	320	16,672
		44,695
Independent Power Producers & Energy Traders - 1.62%
Mirant Corporation (A)	500	5,700
NRG Energy, Inc. (A)	625	11,000
		16,700
Integrated Oil & Gas - 6.46%
Chevron Corporation	255	17,146
ConocoPhillips	395	15,469
Exxon Mobil Corporation	500	34,050
		66,665
Investment Banking & Brokerage - 1.76%
Charles Schwab Corporation (The)	489	7,585
Goldman Sachs Group, Inc. (The) (B)	100	10,602
		18,187
Managed Health Care - 0.45%
Coventry Health Care, Inc. (A)	360	4,659

Metal & Glass Containers - 0.39%
Pactiv Corporation (A)	275	4,012

Oil & Gas Drilling - 1.96%
Nabors Industries Ltd. (A)	220	2,198
Patterson-UTI Energy, Inc.	860	7,705
Transocean Inc. (A)	175	10,297
		20,200
Oil & Gas Equipment & Services - 3.15%
Schlumberger Limited (B)	650	26,403
Smith International, Inc.	285	6,122
		32,525
Oil & Gas Exploration & Production - 0.89%
Ultra Petroleum Corp. (A)	255	9,152

Paper Packaging - 1.10%
Sealed Air Corporation	825	11,385

Pharmaceuticals - 1.39%
Abbott Laboratories	300	14,310

Property & Casualty Insurance - 1.37%
ACE Limited	350	14,140

Railroads - 2.83%
Union Pacific Corporation	710	29,188

Restaurants - 3.24%
McDonald's Corporation	540	29,468
YUM! Brands, Inc.	145	3,984
		33,452
Semiconductors - 1.92%
Broadcom Corporation, Class A (A)	170	3,397
Intel Corporation	525	7,901
Microchip Technology Incorporated	400	8,476
		19,774
Soft Drinks - 1.00%
PepsiCo, Inc.	200	10,296

Specialized Finance - 0.71%
CME Group Inc.	30	7,318

Specialty Chemicals - 2.11%
Albemarle Corporation	651	14,163
Ecolab Inc.	220	7,641
		21,804
Steel - 0.48%
Allegheny Technologies Incorporated	225	4,934

Systems Software - 4.23%
Microsoft Corporation (B)	2,375	43,629

Tobacco - 0.60%
Lorillard, Inc.	100	6,174

TOTAL COMMON STOCKS - 80.90%		$834,769

(Cost: $1,045,857)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 19.14%
Abbott Laboratories,
0.320%, 4-14-09	$7,000	6,999
Air Products and Chemicals, Inc.,
0.200%, 4-21-09	10,000	9,999
American Honda Finance Corp.,
0.520%, 4-23-09	10,000	9,997
Baxter International Inc.,
0.330%, 4-8-09	21,000	20,999
Becton Dickinson & Co.,
0.250%, 4-6-09	10,000	10,000
Clorox Co.:
1.000%, 4-14-09	5,000	4,998
0.810%, 4-15-09	10,000	9,997
0.700%, 4-30-09	6,150	6,146
Diageo Capital plc (Diageo plc),
1.000%, 4-29-09	10,000	9,992
Genentech, Inc.,
0.260%, 4-2-09	10,000	10,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
1.300%, 4-21-09	5,000	4,996
Johnson & Johnson,
0.140%, 4-9-09	10,000	10,000
Kraft Foods Inc.:
0.530%, 4-16-09	7,500	7,498
0.570%, 4-27-09	10,000	9,996
0.700%, 4-28-09	4,000	3,998
L'Oreal USA, Inc.,
0.350%, 4-29-09	10,000	9,997
Merck & Co., Inc.,
0.300%, 5-18-09	10,000	9,996
PACCAR Financial Corp.:
0.150%, 4-13-09	4,000	4,000
0.270%, 4-16-09	18,000	17,998
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	2,903	2,903
Siemens Capital Corp.,
0.280%, 4-6-09	7,000	7,000
United Technologies Corporation,
0.200%, 4-23-09	10,000	9,999
		197,508
Master Note - 0.16%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (C)	1,634	1,634

Treasury Bills - 0.97%
United States Treasury Bills,
0.210%, 5-7-09	10,000	9,998

TOTAL SHORT-TERM SECURITIES - 20.27%		$209,140

(Cost: $209,140)

TOTAL INVESTMENT SECURITIES - 101.17%		$1,043,909

(Cost: $1,254,997)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.17%)		(12,039)

NET ASSETS - 100.00%		$1,031,870

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$834,769	$(4,633)
Level 2 - Other Significant Observable Inputs	209,140	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$1,043,909	$(4,633)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover for the following written options outstanding at March 31, 2009:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.:	-*	April/100.0	$42	$184
	1	April/105.0	86	205
	-*	April/110.0	27	49
	-*	April/115.0	27	21
CME Group Inc.:	-*	April/220.0	18	139
	-*	April/230.0	33	244
	-*	April/240.0	24	154
	-*	April/260.0	25	24
	-*	April/280.0	16	7
Gilead Sciences, Inc.:	-*	May/55.0	29	10
Goldman Sachs Group, Inc. (The):	-*	April/100.0	45	112
	-*	April/105.0	67	161
	-*	April/110.0	52	111
	-*	April/115.0	47	41
	-*	April/120.0	54	42
Kohl's Corporation:	1	April/45.0	63	38
Lorillard, Inc.:	-*	April/70.0	14	5
	-*	May/70.0	20	18
Monsanto Company:	1	April/85.0	123	217
	1	April/90.0	227	158
	-*	April/95.0	42	20
Nordstrom, Inc.:	-*	May/20.0	48	39
Precision Castparts Corp.:	-*	April/60.0	51	100
	-*	May/70.0	47	51
	-*	May/75.0	37	21
	1	June/85.0	159	17
Research In Motion Limited:	-*	April/50.0	28	22
Schlumberger Limited:	1	May/50.0	125	130
	1	May/55.0	73	29
Transocean Inc.:	-*	April/70.0	17	5
	-*	May/70.0	78	64
	-*	May/75.0	80	33
Ultra Petroleum Corp.:	-*	April/45.0	25	3
	-*	June/50.0	31	13
Visa Inc., Class A:	-*	April/62.5	42	9

			$1,922	$2,496

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Abbott Laboratories:	-*	May/37.5	$26	$7
ACE Limited:	-*	May/30.0	33	26
Amgen Inc.:	-*	May/42.5	17	14
Apple Inc.:	1	April/95.0	69	67
CME Group Inc.:	-*	April/200.0	13	9
	-*	April/210.0	31	22
	-*	April/220.0	33	32
ConocoPhillips:	-*	May/60.0	866	993
Gilead Sciences, Inc.:	-*	May/37.5	39	17
	-*	May/40.0	11	14
Goldman Sachs Group, Inc. (The):	-*	April/50.0	30	1
	-*	April/75.0	25	6
	-*	April/80.0	49	23
	-*	April/90.0	78	72
Google Inc., Class A:	-*	April/270.0	34	6
Monsanto Company:	1	April/55.0	110	13
	-*	April/70.0	67	40
Nordstrom, Inc.:	-*	May/12.5	23	34
Schlumberger Limited:	1	May/30.0	89	46
	1	May/35.0	61	120
Transocean Inc.:	-*	May/40.0	33	11
	-*	May/45.0	74	40
Under Armour, Inc., Class A:	1	April/17.5	261	248
Union Pacific Corporation:	2	May/35.0	157	228
Visa Inc., Class A:	-*	April/45.0	35	4
	-*	April/47.5	44	14
	-*	April/50.0	54	30

*Not shown due to rounding.			$2,362	$2,137

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Core Investment Fund (In Thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.03%
Lockheed Martin Corporation	309	$21,323
Raytheon Company	517	20,136
		41,459
Application Software - 1.90%
SAP Aktiengesellschaft, ADR	1,098	38,734

Biotechnology - 3.09%
Amgen Inc. (A)	1,271	62,935

Brewers - 2.36%
Molson Coors Brewing Company, Class B	1,398	47,906

Building Products - 0.38%
Masco Corporation	1,105	7,715

Communications Equipment - 5.12%
QUALCOMM Incorporated	1,847	71,882
Telefonaktiebolaget LM Ericsson, ADR	3,975	32,160
		104,042
Computer Hardware - 7.46%
Apple Inc. (A)	406	42,689
Hewlett-Packard Company	3,401	109,049
		151,738
Consumer Finance - 1.64%
American Express Company	338	4,611
Capital One Financial Corporation	2,338	28,622
		33,233
Data Processing & Outsourced Services - 2.55%
Visa Inc., Class A	934	51,914

Department Stores - 4.28%
Kohl's Corporation (A)	969	40,995
Macy's Inc.	5,183	46,130
		87,125
Diversified Banks - 0.73%
Wells Fargo & Company	1,046	14,898

Fertilizers & Agricultural Chemicals - 1.62%
Monsanto Company	397	32,982

Food Retail - 1.97%
Kroger Co. (The)	1,891	40,125

Health Care Equipment - 3.08%
Baxter International Inc.	860	44,039
Stryker Corporation	547	18,613
		62,652
Home Entertainment Software - 0.40%
Nintendo Co., Ltd. (B)	28	8,074

Home Improvement Retail - 2.70%
Home Depot, Inc. (The)	1,385	32,633
Sherwin-Williams Company (The)	428	22,233
		54,866
Hypermarkets & Super Centers - 5.63%
Costco Wholesale Corporation	1,022	47,339
Wal-Mart Stores, Inc.	1,290	67,204
		114,543
Industrial Gases - 2.01%
Air Products and Chemicals, Inc.	728	40,951

Integrated Oil & Gas - 1.94%
Exxon Mobil Corporation	579	39,446

Integrated Telecommunication Services - 3.64%
AT&T Inc.	2,936	73,995

Investment Banking & Brokerage - 2.84%
Charles Schwab Corporation (The)	3,730	57,816

Managed Health Care - 1.30%
Aetna Inc.	1,084	26,364

Oil & Gas Equipment & Services - 1.04%
Schlumberger Limited	204	8,291
Smith International, Inc.	596	12,808
		21,099
Oil & Gas Exploration & Production - 4.35%
Noble Energy, Inc.	499	26,903
XTO Energy Inc.	2,016	61,733
		88,636
Other Diversified Financial Services - 3.00%
J.P. Morgan Chase & Co.	2,295	60,993

Packaged Foods & Meats - 1.09%
General Mills, Inc.	444	22,152

Pharmaceuticals - 2.32%
Abbott Laboratories	795	37,926
Teva Pharmaceutical Industries Limited, ADR	208	9,366
		47,292
Railroads - 3.08%
Union Pacific Corporation	1,523	62,623

Semiconductor Equipment - 2.02%
Applied Materials, Inc.	3,830	41,168

Semiconductors - 2.54%
Microchip Technology Incorporated	2,441	51,729

Soft Drinks - 1.89%
Coca-Cola Company (The)	873	38,373

Specialized Finance - 4.28%
CME Group Inc.	237	58,271
IntercontinentalExchange, Inc. (A)	388	28,865
		87,136
Systems Software - 1.97%
Microsoft Corporation	2,178	40,010

Tobacco - 5.83%
Altria Group, Inc.	1,264	20,249
Lorillard, Inc.	1,240	76,570
Philip Morris International Inc.	614	21,860
		118,679

TOTAL COMMON STOCKS - 92.08%		$1,873,403
(Cost: $2,156,840)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 6.80%
Abbott Laboratories,
0.320%, 4-14-09	$5,000	4,999
Air Products and Chemicals, Inc.,
0.240%, 4-17-09	9,000	8,999
Bemis Company, Inc.,
0.500%, 4-20-09	5,250	5,249
Clorox Co.:
1.000%, 4-14-09	5,000	4,998
0.810%, 4-15-09	5,000	4,998
ConAgra Foods, Inc.,
0.250%, 4-2-09	6,000	6,000
Diageo Capital plc (Diageo plc),
1.000%, 4-29-09	10,000	9,992
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
1.300%, 4-21-09	5,000	4,996
Johnson & Johnson,
0.140%, 4-9-09	10,000	10,000
Kellogg Co.,
0.650%, 4-2-09	8,500	8,500
Kraft Foods Inc.:
0.500%, 4-17-09	10,000	9,998
0.580%, 4-17-09	14,000	13,996
L'Oreal USA, Inc.,
0.350%, 4-29-09	20,000	19,994
PACCAR Financial Corp.,
0.150%, 4-13-09	8,000	8,000
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	10,515	10,515
Siemens Capital Corp.,
0.280%, 4-6-09	7,000	7,000
		138,234
Commercial Paper (backed by irrevocable bank letter of credit) - 0.49%
River Fuel Trust #1 (Bank of New York (The)),
0.550%, 4-30-09	10,011	10,007

Treasury Bills - 1.23%
United States Treasury Bills,
0.210%, 5-7-09	25,000	24,995

TOTAL SHORT-TERM SECURITIES - 8.52%		$173,236

(Cost: $173,236)

TOTAL INVESTMENT SECURITIES - 100.60%		$2,046,639

(Cost: $2,330,077)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.60%)		(12,197)

NET ASSETS - 100.00%		$2,034,442

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,865,329	$ ---
Level 2 - Other Significant Observable Inputs	181,310	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$2,046,639	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Dividend Opportunities Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.89%
Lockheed Martin Corporation	53	$3,634
Raytheon Company	265	10,331
		13,965
Asset Management & Custody Banks - 0.64%
AllianceBernstein Holding L.P.	210	3,091

Brewers - 1.22%
Molson Coors Brewing Company, Class B	172	5,900

Communications Equipment - 4.59%
Consolidated Communications Holdings, Inc.	450	4,613
Nokia Corporation, Series A, ADR	509	5,936
QUALCOMM Incorporated	299	11,630
		22,179
Computer Hardware - 1.44%
Hewlett-Packard Company	217	6,968

Construction & Engineering - 1.92%
Fluor Corporation	268	9,258

Construction & Farm Machinery & Heavy Trucks - 2.26%
Deere & Company	332	10,911

Data Processing & Outsourced Services - 0.74%
Visa Inc., Class A	64	3,578

Department Stores - 1.27%
Nordstrom, Inc.	367	6,152

Distillers & Vintners - 1.51%
Diageo plc, ADR	163	7,299

Diversified Banks - 0.82%
U.S. Bancorp	271	3,965

Diversified Metals & Mining - 1.54%
Rio Tinto plc, ADR	55	7,420

Electrical Components & Equipment - 1.50%
Emerson Electric Co.	254	7,266

Fertilizers & Agricultural Chemicals - 2.53%
Monsanto Company	147	12,245

Health Care Equipment - 2.42%
Baxter International Inc.	43	2,190
Medtronic, Inc.	252	7,422
Stryker Corporation	62	2,095
		11,707
Hotels, Resorts & Cruise Lines - 0.44%
Starwood Hotels & Resorts Worldwide, Inc.	168	2,127

Household Products - 4.62%
Colgate-Palmolive Company	295	17,378
Procter & Gamble Company (The)	105	4,926
		22,304
Hypermarkets & Super Centers - 0.47%
Wal-Mart Stores, Inc.	44	2,282

Industrial Gases - 1.52%
Air Products and Chemicals, Inc.	131	7,352

Industrial Machinery - 1.01%
Illinois Tool Works Inc.	158	4,882

Integrated Oil & Gas - 5.58%
BP p.l.c., ADR	174	6,969
Exxon Mobil Corporation	293	19,981
		26,950
Integrated Telecommunication Services - 1.25%
AT&T Inc.	155	3,896
Iowa Telecommunications Services, Inc.	189	2,167
		6,063
Multi-Utilities - 1.15%
Dominion Resources, Inc.	180	5,578

Oil & Gas Drilling - 0.61%
Transocean Inc. (A)	50	2,954

Oil & Gas Equipment & Services - 7.05%
Halliburton Company	428	6,617
National Oilwell Varco, Inc. (A)	225	6,451
Schlumberger Limited	314	12,734
Smith International, Inc.	201	4,307
Weatherford International Ltd. (A)	359	3,973
		34,082
Oil & Gas Exploration & Production - 2.99%
Apache Corporation	130	8,319
XTO Energy Inc.	201	6,161
		14,480
Oil & Gas Storage & Transportation - 3.48%
El Paso Pipeline Partners, L.P.	373	6,410
Enbridge Inc.	148	4,270
NuStar GP Holdings, LLC	297	6,127
		16,807
Other Diversified Financial Services - 1.17%
J.P. Morgan Chase & Co.	212	5,637

Pharmaceuticals - 3.78%
Abbott Laboratories	383	18,245

Property & Casualty Insurance - 2.04%
ACE Limited	121	4,888
Travelers Companies, Inc. (The)	123	4,991
		9,879
Railroads - 3.17%
Burlington Northern Santa Fe Corporation	93	5,585
Union Pacific Corporation	237	9,735
		15,320
Restaurants - 1.94%
McDonald's Corporation	171	9,343

Semiconductors - 3.36%
Microchip Technology Incorporated	765	16,217

Soft Drinks - 3.17%
Coca-Cola Company (The)	119	5,250
PepsiCo, Inc.	196	10,087
		15,337
Specialized Finance - 1.50%
CME Group Inc.	29	7,232

Steel - 1.17%
Nucor Corporation	148	5,642

Systems Software - 1.36%
Microsoft Corporation	359	6,586

Tobacco - 7.09%
Altria Group, Inc.	289	4,634
Lorillard, Inc.	252	15,552
Philip Morris International Inc.	395	14,063
		34,249

TOTAL COMMON STOCKS - 87.21%		$421,452

(Cost: $517,003)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 12.43%
Air Products and Chemicals, Inc.,
0.230%, 4-30-09	$3,000	2,999
American Honda Finance Corp.,
0.590%, 4-6-09	3,000	3,000
Campbell Soup Co.,
0.200%, 4-7-09	7,700	7,700
ConAgra Foods, Inc.,
0.250%, 4-2-09	3,000	3,000
Danaher Corporation,
0.200%, 4-2-09	3,000	3,000
Deere & Company,
0.450%, 4-6-09	4,000	4,000
Emerson Electric Co.,
0.200%, 4-21-09	10,000	9,999
Genentech, Inc.,
0.300%, 4-6-09	5,600	5,600
John Deere Credit Limited (John Deere Capital Corporation),
0.550%, 4-20-09	5,000	4,998
Kellogg Co.,
0.930%, 4-2-09	3,000	3,000
Kitty Hawk Funding Corp.,
0.450%, 4-16-09	7,800	7,798
Merck & Co., Inc.,
0.300%, 5-18-09	5,000	4,998
		60,092
Master Note - 0.13%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	629	629

TOTAL SHORT-TERM SECURITIES - 12.56%		$60,721

(Cost: $60,721)

TOTAL INVESTMENT SECURITIES - 99.77%		$482,173

(Cost: $577,724)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.23%		1,120

NET ASSETS - 100.00%		$483,293

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$421,452	$ ---
Level Two - Other Significant Observable Inputs	60,721	---
Level Three - Significant Unobservable Inputs	---	---
	$482,173	$ ---

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
New Concepts Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 4.17%
C.H. Robinson Worldwide, Inc.	340	$15,517
Expeditors International of Washington, Inc.	507	14,343
		29,860
Airlines - 0.39%
Delta Air Lines, Inc. (A)	497	2,797

Apparel Retail - 2.93%
J. Crew Group, Inc. (A)	766	10,099
Urban Outfitters, Inc. (A)	664	10,870
		20,969
Application Software - 2.84%
Solera Holdings, Inc. (A)	820	20,320

Auto Parts & Equipment - 0.43%
BorgWarner Inc.	153	3,106

Brewers - 1.05%
Molson Coors Brewing Company, Class B	219	7,507

Catalog Retail - 0.82%
Coldwater Creek Inc. (A)	2,337	5,866

Computer Storage & Peripherals - 3.97%
Data Domain, Inc. (A)	1,053	13,239
NetApp, Inc. (A)	1,025	15,210
		28,449
Data Processing & Outsourced Services - 5.92%
Global Payments Inc.	640	21,382
Paychex, Inc.	819	21,024
		42,406
Department Stores - 3.42%
Kohl's Corporation (A)	376	15,912
Macy's Inc.	317	2,821
Nordstrom, Inc.	226	3,786
Saks Incorporated (A)	1,059	1,980
		24,499
Distillers & Vintners - 1.85%
Brown-Forman Corporation, Class B	342	13,268

Diversified Support Services - 0.46%
Copart, Inc. (A)	111	3,285

Electrical Components & Equipment - 1.98%
Cooper Industries, Ltd., Class A	276	7,137
Hubbell Incorporated, Class B	261	7,037
		14,174
Electronic Equipment & Instruments - 0.94%
FLIR Systems, Inc. (A)	328	6,717

Food Retail - 1.51%
Whole Foods Market, Inc.	644	10,819

Gas Utilities - 1.87%
Equitable Resources, Inc.	427	13,378

Health Care Distributors - 3.39%
Henry Schein, Inc. (A)	608	24,310

Health Care Equipment - 7.03%
C. R. Bard, Inc.	167	13,313
Hologic, Inc. (A)	1,209	15,829
Hospira, Inc. (A)	598	18,454
Wright Medical Group, Inc. (A)	212	2,762
		50,358
Health Care Supplies - 2.58%
DENTSPLY International Inc.	689	18,486

Homefurnishing Retail - 1.13%
Bed Bath & Beyond Inc. (A)	328	8,118

Industrial Machinery - 3.30%
Donaldson Company, Inc.	249	6,683
IDEX Corporation	773	16,909
		23,592
Internet Software & Services - 1.37%
DealerTrack Holdings, Inc. (A)	750	9,825

Investment Banking & Brokerage - 3.64%
Lazard Group LLC	277	8,144
TD Ameritrade Holding Corporation (A)	1,299	17,939
		26,083
Managed Health Care - 0.51%
AMERIGROUP Corporation (A)	132	3,635

Motorcycle Manufacturers - 0.61%
Harley-Davidson, Inc.	324	4,338

Oil & Gas Equipment & Services - 3.66%
Dresser-Rand Group Inc. (A)	392	8,663
National Oilwell Varco, Inc. (A)	395	11,341
Smith International, Inc.	290	6,229
		26,233
Oil & Gas Exploration & Production - 4.24%
Noble Energy, Inc.	448	24,127
XTO Energy Inc.	203	6,229
		30,356
Packaged Foods & Meats - 2.30%
Hershey Foods Corporation	474	16,472

Paper Packaging - 2.74%
Packaging Corporation of America	569	7,408
Sealed Air Corporation	313	4,320
Sonoco Products Company	378	7,920
		19,648
Pharmaceuticals - 3.13%
Allergan, Inc.	469	22,400

Property & Casualty Insurance - 1.46%
AXIS Capital Holdings Limited	462	10,414

Publishing - 1.54%
Meredith Corporation	664	11,049

Regional Banks - 2.20%
Signature Bank (A)	462	13,042
Zions Bancorporation	277	2,723
		15,765
Research & Consulting Services - 1.33%
Dun & Bradstreet Corporation (The)	124	9,548

Restaurants - 3.55%
Chipotle Mexican Grill, Inc., Class A (A)	147	9,758
P.F. Chang's China Bistro, Inc. (A)	684	15,650
		25,408
Semiconductors - 7.03%
Broadcom Corporation, Class A (A)	926	18,501
Linear Technology Corporation	375	8,618
Microchip Technology Incorporated	1,095	23,205
		50,324
Specialized Finance - 1.87%
CME Group Inc.	54	13,379

Specialty Stores - 1.96%
PetSmart, Inc.	670	14,043

Systems Software - 1.50%
McAfee, Inc. (A)	320	10,720

Trading Companies & Distributors - 2.48%
Fastenal Company	553	17,775

TOTAL COMMON STOCKS - 99.10%		$709,699

(Cost: $855,613)

CALL OPTIONS - 0.27%	Number of Contracts

S&P Metals & Mining Select Index,
Jun $1,555.00, Expires 6-22-09	33	$1,925
(Cost: $5,601)

CORPORATE DEBT SECURITIES - 0.19%	Principal

Health Care Equipment
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	$2,080	$1,396
(Cost: $1,572)
SHORT-TERM SECURITIES

Commercial Paper - 0.82%
PACCAR Financial Corp.,
0.270%, 4-16-09	2,000	2,000
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	3,848	3,848
		5,848
Master Note - 0.19%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	1,374	1,374

TOTAL SHORT-TERM SECURITIES - 1.01%		$7,222

(Cost: $7,222)

TOTAL INVESTMENT SECURITIES - 100.57%		$720,242

(Cost: $870,008)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.57%)		(4,076)

NET ASSETS - 100.00%		$716,166

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$709,699	$ ---
Level Two - Other Significant Observable Inputs	8,618	---
Level Three - Significant Unobservable Inputs	1,925	(4,618)
Total	$720,242	$(4,618)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 6-30-08	$ ---	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	(3,676)	265
Net purchases (sales)	5,601	(4,883)
Transfers in and/or out of Level 3	---	---
Ending Balance 3-31-09	$1,925	$(4,618)

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$(3,676)	$265

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following written options were outstanding at March 31, 2009:

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

S&P Metals & Mining Select Index:	33	June/1,202.0	$4,883	$4,618

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Small Cap Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS AND WARRANTS	Shares	Value

Aerospace & Defense - 0.88%
Ladish Co., Inc. (A)	564	$4,092

Apparel Retail - 1.89%
Abercrombie & Fitch Co., Class A	155	3,698
Zumiez Inc. (A)	521	5,056
		8,754
Apparel, Accessories & Luxury Goods - 1.30%
Under Armour, Inc., Class A (A)	368	6,051

Application Software - 13.70%
ACI Worldwide, Inc. (A)	974	18,270
Blackboard Inc. (A)	534	16,961
FactSet Research Systems, Inc.	338	16,920
Sonic Solutions (A)(B)	1,427	1,713
Ultimate Software Group, Inc. (The) (A)	560	9,662
		63,526
Auto Parts & Equipment - 2.81%
LKQ Corporation (A)	914	13,047

Automotive Retail - 2.95%
O'Reilly Automotive, Inc. (A)	391	13,685

Casinos & Gaming - 3.90%
Scientific Games Corporation, Class A (A)	1,494	18,090

Computer Hardware - 1.50%
Stratasys, Inc. (A)	843	6,973

Construction & Farm Machinery & Heavy Trucks - 0.94%
Westinghouse Air Brake Technologies Corporation	165	4,358

Department Stores - 1.02%
Nordstrom, Inc.	281	4,707

Education Services - 5.79%
Capella Education Company (A)	204	10,804
K12 Inc. (A)	347	4,828
Strayer Education, Inc.	62	11,206
		26,838
Electronic Components - 3.85%
DTS, Inc. (A)	743	17,865

Health Care Distributors - 1.40%
PSS World Medical, Inc. (A)	451	6,475

Health Care Equipment - 7.50%
ABIOMED, Inc. (A)	304	1,490
Hologic, Inc. (A)	565	7,401
NuVasive, Inc. (A)	424	13,302
Volcano Corporation (A)	864	12,568
		34,761
Health Care Services - 1.11%
Healthways, Inc. (A)	587	5,149

Health Care Technology - 2.06%
Cerner Corporation (A)	129	5,680
Phase Forward Incorporated (A)	305	3,896
		9,576
Human Resource & Employment Services - 3.39%
Resources Connection, Inc. (A)	1,043	15,736

Internet Software & Services - 7.23%
Bankrate, Inc. (A)	497	12,397
CyberSource Corporation (A)	605	8,954
Omniture, Inc. (A)	923	12,180
		33,531
Investment Banking & Brokerage - 1.02%
Greenhill & Co., Inc.	64	4,712

Oil & Gas Equipment & Services - 8.57%
Core Laboratories N.V.	119	8,728
Dril-Quip, Inc. (A)	731	22,432
Oceaneering International, Inc. (A)	233	8,580
		39,740
Oil & Gas Exploration & Production - 1.10%
Cabot Oil & Gas Corporation	217	5,119

Packaged Foods & Meats - 1.69%
Smart Balance, Inc. (A)	1,294	7,816

Paper Packaging - 1.73%
Sonoco Products Company	383	8,025

Personal Products - 0.74%
Alberto-Culver Company	152	3,447

Research & Consulting Services - 1.18%
Advisory Board Company (The) (A)	329	5,446

Restaurants - 1.39%
Krispy Kreme Doughnuts, Inc., Warrants (A)	9	---	*
P.F. Chang's China Bistro, Inc. (A)	282	6,457
		6,457
Semiconductor Equipment - 2.05%
Varian Semiconductor Equipment Associates, Inc. (A)	439	9,511

Semiconductors - 2.11%
Microchip Technology Incorporated	461	9,762

Specialized Finance - 5.33%
Financial Federal Corporation	223	4,714
Portfolio Recovery Associates, Inc. (A)	745	19,996
		24,710
Systems Software - 4.74%
MICROS Systems, Inc. (A)	1,173	21,992

TOTAL COMMON STOCKS AND WARRANTS - 94.87%		$439,951

(Cost: $539,599)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 5.26%
Abbott Laboratories,
0.320%, 4-14-09	$6,000	5,999
Kraft Foods Inc.,
0.530%, 4-23-09	5,000	4,998
L'Oreal USA, Inc.,
0.350%, 4-27-09	10,000	9,998
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	3,402	3,402
		24,397
Master Note - 0.23%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (C)	1,067	1,067

TOTAL SHORT-TERM SECURITIES - 5.49%		$25,464

(Cost: $25,464)

TOTAL INVESTMENT SECURITIES - 100.36%		$465,415

(Cost: $565,063)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.36%)		(1,686)

NET ASSETS - 100.00%		$463,729

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$439,951	$---
Level Two - Other Significant Observable Inputs	25,464	---
Level Three - Significant Unobservable Inputs	---	---
Total	$465,415	$---
*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Tax-Managed Equity Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 4.20%
Lockheed Martin Corporation	17	$1,146
Raytheon Company	77	2,990
		4,136
Air Freight & Logistics - 0.73%
Expeditors International of Washington, Inc.	25	719

Biotechnology - 5.01%
Gilead Sciences, Inc. (A)	107	4,942

Communications Equipment - 9.58%
Cisco Systems, Inc. (A)	112	1,883
Nokia Corporation, Series A, ADR	129	1,501
QUALCOMM Incorporated	135	5,237
Research In Motion Limited (A)	19	823
		9,444
Computer Hardware - 4.57%
Apple Inc. (A)	26	2,702
Hewlett-Packard Company	56	1,808
		4,510
Construction & Farm Machinery & Heavy Trucks - 0.85%
Deere & Company	25	835

Data Processing & Outsourced Services - 2.45%
Visa Inc., Class A	43	2,413

Electrical Components & Equipment - 1.34%
Emerson Electric Co.	25	700
First Solar, Inc. (A)	5	624
		1,324
Fertilizers & Agricultural Chemicals - 5.28%
Monsanto Company	63	5,210

Health Care Equipment - 4.78%
Baxter International Inc.	39	1,972
Hologic, Inc. (A)	50	654
Stryker Corporation	22	742
Zimmer Holdings, Inc. (A)	37	1,340
		4,708
Health Care Supplies - 2.16%
Alcon, Inc.	10	891
DENTSPLY International Inc.	46	1,238
		2,129
Home Entertainment Software - 1.53%
Activision Blizzard, Inc. (A)	144	1,506

Home Improvement Retail - 2.53%
Home Depot, Inc. (The)	52	1,232
Lowe's Companies, Inc.	69	1,259
		2,491
Household Products - 2.49%
Colgate-Palmolive Company	42	2,454

Hypermarkets & Super Centers - 1.26%
Costco Wholesale Corporation	27	1,241

Internet Retail - 0.84%
Amazon.com, Inc. (A)	11	823

Internet Software & Services - 2.54%
Google Inc., Class A (A)	7	2,506

Investment Banking & Brokerage - 3.14%
Goldman Sachs Group, Inc. (The)	29	3,101

Life Sciences Tools & Services - 1.48%
Thermo Fisher Scientific Inc. (A)	41	1,463

Oil & Gas Drilling - 2.41%
Transocean Inc. (A)	40	2,377

Oil & Gas Equipment & Services - 4.15%
Schlumberger Limited	76	3,079
Smith International, Inc.	47	1,012
		4,091
Other Diversified Financial Services - 0.72%
J.P. Morgan Chase & Co.	27	710

Pharmaceuticals - 5.06%
Abbott Laboratories	62	2,957
Roche Holding Ltd, ADR	59	2,033
		4,990
Restaurants - 1.41%
YUM! Brands, Inc.	51	1,393

Semiconductors - 4.49%
Broadcom Corporation, Class A (A)	99	1,968
Microchip Technology Incorporated	116	2,460
		4,428
Soft Drinks - 3.75%
Coca-Cola Company (The)	59	2,580
PepsiCo, Inc.	22	1,122
		3,702
Specialized Finance - 1.28%
IntercontinentalExchange, Inc. (A)	17	1,259

Specialty Chemicals - 1.00%
Ecolab Inc.	28	983

Systems Software - 2.81%
Microsoft Corporation	151	2,774

TOTAL COMMON STOCKS - 83.84%		$82,662

(Cost: $90,925)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 18.20%
Abbott Laboratories,
0.320%, 4-14-09	$2,000	2,000
ConAgra Foods, Inc.,
0.250%, 4-2-09	3,000	3,000
Danaher Corporation,
0.200%, 4-2-09	4,105	4,105
L'Oreal USA, Inc.,
0.350%, 4-27-09	3,000	2,999
McCormick & Co. Inc.,
0.400%, 4-1-09	2,845	2,845
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	3,000	3,000
		17,949
Master Note - 1.84%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	1,815	1,815

TOTAL SHORT-TERM SECURITIES - 20.04%		$19,764

(Cost: $19,764)

TOTAL INVESTMENT SECURITIES - 103.88%		$102,426

(Cost: $110,689)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.88%)		(3,827)

NET ASSETS - 100.00%		$98,599

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$82,662	$---
Level Two - Other Significant Observable Inputs	19,764	---
Level Three - Significant Unobservable Inputs	---	---
Total	$102,426	$---
(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Value Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 3.67%
Lockheed Martin Corporation (A)	55	$3,824
Raytheon Company	143	5,553
		9,377
Airlines - 0.67%
Delta Air Lines, Inc. (B)	211	1,190
UAL Corporation (B)	119	534
		1,724
Asset Management & Custody Banks - 0.50%
Blackstone Group L.P. (The)	176	1,272

Brewers - 2.94%
Molson Coors Brewing Company, Class B	220	7,525

Communications Equipment - 1.96%
Nokia Corporation, Series A, ADR	429	5,008

Computer Hardware - 6.26%
Hewlett-Packard Company	314	10,051
International Business Machines Corporation (A)	62	5,968
		16,019
Consumer Finance - 1.15%
Capital One Financial Corporation (A)	240	2,941

Department Stores - 1.84%
Macy's Inc.	527	4,688

Diversified Chemicals - 0.32%
Solutia Inc. (B)	431	807

Drug Retail - 2.73%
CVS Corporation	254	6,974

Environmental & Facilities Services - 1.60%
Waste Management, Inc.	160	4,094

Health Care Distributors - 7.24%
AmerisourceBergen Corporation	253	8,253
McKesson Corporation (A)	292	10,246
		18,499
Home Improvement Retail - 1.93%
Home Depot, Inc. (The)	210	4,943

Industrial Machinery - 2.39%
Illinois Tool Works Inc.	198	6,099

Integrated Oil & Gas - 14.86%
Chevron Corporation	230	15,472
Exxon Mobil Corporation (A)	131	8,914
Marathon Oil Corporation	275	7,230
Occidental Petroleum Corporation	99	5,520
Targa Resources Partners LP	94	846
		37,982
Integrated Telecommunication Services - 5.07%
AT&T Inc.	49	1,235
Verizon Communications Inc.	388	11,723
		12,958
Managed Health Care - 3.05%
Coventry Health Care, Inc. (B)	95	1,226
UnitedHealth Group Incorporated (A)	293	6,130
WellPoint, Inc. (B)	12	448
		7,804
Metal & Glass Containers - 1.47%
Pactiv Corporation (B)	258	3,760

Mortgage REITs - 3.34%
Annaly Capital Management, Inc.	616	8,544

Multi-Utilities - 1.14%
Duke Energy Corporation	204	2,927

Office Electronics - 1.37%
Xerox Corporation	768	3,492

Oil & Gas Exploration & Production - 1.42%
Devon Energy Corporation	82	3,642

Oil & Gas Storage & Transportation - 6.81%
Boardwalk Pipeline Partners, LP (A)	137	3,071
Copano Energy, L.L.C., Units	35	469
DCP Midstream Partners, LP	18	256
Enterprise Products Partners L.P.	309	6,884
Kinder Morgan Energy Partners, L.P.	61	2,836
MarkWest Energy Partners, L.P.	47	546
Regency Energy Partners LP (A)	268	3,351
		17,413
Other Diversified Financial Services - 2.77%
J.P. Morgan Chase & Co.	266	7,072

Packaged Foods & Meats - 2.28%
Kraft Foods Inc.	262	5,831

Pharmaceuticals - 0.83%
Johnson & Johnson	40	2,125

Property & Casualty Insurance - 7.00%
ACE Limited	138	5,571
Travelers Companies, Inc. (The)	303	12,326
		17,897
Railroads - 2.71%
Union Pacific Corporation	169	6,939

Regional Banks - 0.79%
SunTrust Banks, Inc.	55	647
Zions Bancorporation	139	1,370
		2,017
Reinsurance - 1.63%
Everest Re Group, Ltd.	46	3,285
RenaissanceRe Holdings Ltd.	18	890
		4,175
Specialty Stores - 0.16%
Office Depot, Inc. (B)	318	416

Tobacco - 3.45%
Altria Group, Inc.	257	4,111
Philip Morris International Inc. (A)	132	4,703
		8,814

TOTAL COMMON STOCKS - 95.35%		$243,778

(Cost: $318,487)

PREFERRED STOCKS - 1.58%

Diversified Metals & Mining
Freeport-McMoRan Copper & Gold Inc., 6.75% Cumulative Convertible	63	$4,035
(Cost: $3,042)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.05%
Becton Dickinson & Co.,
0.250%, 4-6-09	$5,003	5,003
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	2,798	2,798
		7,801
Master Note - 0.08%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (C)	207	207

TOTAL SHORT-TERM SECURITIES - 3.13%		$8,008

(Cost: $8,008)

TOTAL INVESTMENT SECURITIES - 100.06%		$255,821

(Cost: $329,537)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.06%)		(156)

NET ASSETS - 100.00%		$255,665

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$247,813	$(282)
Level Two - Other Significant Observable Inputs	8,008	---
Level Three - Significant Unobservable Inputs	---	---
Total	$255,821	$(282)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 6-30-08	$ ---	$(242)
Net realized gain (loss)	---	(295)
Net change in unrealized appreciation (depreciation)	---	215
Net purchases (sales)	---	322
Transfers in and/or out of Level 3	---	---
Ending Balance 3-31-09	$ ---	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$ ---	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward foreign currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Securities serve as cover for the following written options outstanding at March 31, 2009:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Boardwalk Pipeline Partners, LP:	--*	May/22.5	$23	$21
Exxon Mobil Corporation:	--*	April/85.0	80	1
	--*	July/75.0	77	74
International Business Machines Corporation:	--*	April/90.0	61	84
Lockheed Martin Corporation:	--*	April/85.0	22	3
McKesson Corporation:	--*	May/45.0	39	4
Philip Morris International Inc.:	--*	June/40.0	52	26
Regency Energy Partners LP:	--*	May/12.5	16	21
UnitedHealth Group Incorporated:	3	April/30.0	88	7

			$458	$241
*Not shown due to rounding.

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Exxon Mobil Corporation:	--*	April/60.0	$57	$13
	--*	July/50.0	40	28

			$97	$41
*Not shown due to rounding.

(B)No dividends were paid during the preceding 12 months.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Vanguard Fund (In Thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 5.20%
General Dynamics Corporation	142	$5,906
Lockheed Martin Corporation	239	16,464
Raytheon Company	455	17,725
United Technologies Corporation	208	8,935
		49,030
Asset Management & Custody Banks - 1.53%
BlackRock, Inc., Class A	41	5,306
T. Rowe Price Group, Inc.	316	9,120
		14,426
Automotive Retail - 0.76%
AutoZone, Inc. (A)	44	7,204

Biotechnology - 6.36%
Genzyme Corporation (A)	160	9,490
Gilead Sciences, Inc. (A)	1,089	50,452
		59,942
Communications Equipment - 8.50%
Cisco Systems, Inc. (A)	1,363	22,854
QUALCOMM Incorporated	1,265	49,229
Research In Motion Limited (A)	186	8,024
		80,107
Computer Hardware - 9.15%
Apple Inc. (A)	433	45,475
Hewlett-Packard Company	1,271	40,738
		86,213
Construction & Farm Machinery & Heavy Trucks - 0.74%
Deere & Company	213	7,005

Data Processing & Outsourced Services - 4.12%
MasterCard Incorporated, Class A	89	14,923
Visa Inc., Class A	430	23,902
		38,825
Department Stores - 2.77%
Kohl's Corporation (A)	617	26,111

Electrical Components & Equipment - 0.74%
Emerson Electric Co.	243	6,954

Fertilizers & Agricultural Chemicals - 4.73%
Monsanto Company	536	44,558

Health Care Equipment - 3.33%
Baxter International Inc.	612	31,342

Home Improvement Retail - 2.80%
Home Depot, Inc. (The)	1,119	26,352

Household Products - 4.70%
Colgate-Palmolive Company	752	44,341

Hypermarkets & Super Centers - 4.93%
Wal-Mart Stores, Inc.	892	46,468

Industrial Gases - 2.07%
Praxair, Inc.	291	19,575

Internet Software & Services - 4.06%
Google Inc., Class A (A)	110	38,287

Investment Banking & Brokerage - 0.21%
Charles Schwab Corporation (The)	128	1,978

Life Sciences Tools & Services - 0.99%
Thermo Fisher Scientific Inc. (A)	262	9,349

Oil & Gas Equipment & Services - 3.74%
Schlumberger Limited	432	17,564
Smith International, Inc.	460	9,877
Weatherford International Ltd. (A)	704	7,798
		35,239
Other Diversified Financial Services - 3.14%
J.P. Morgan Chase & Co.	1,112	29,557

Pharmaceuticals - 4.97%
Abbott Laboratories	983	46,870

Restaurants - 5.50%
McDonald's Corporation	711	38,772
YUM! Brands, Inc.	477	13,094
		51,866
Semiconductors - 3.62%
Microchip Technology Incorporated	1,608	34,081

Soft Drinks - 0.54%
Coca-Cola Company (The)	115	5,041

Specialized Finance - 2.18%
CME Group Inc.	84	20,598

Specialty Chemicals - 1.03%
Ecolab Inc.	279	9,693

TOTAL COMMON STOCKS - 92.41%		$871,012

(Cost: $926,805)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 7.11%
Abbott Laboratories,
0.320%, 4-14-09	$6,000	5,999
Air Products and Chemicals, Inc.,
0.230%, 4-30-09	5,000	4,999
Avon Capital Corp. (Avon Products, Inc.),
0.200%, 4-28-09	7,400	7,399
ConAgra Foods, Inc.,
0.250%, 4-3-09	10,000	10,000
Diageo Capital plc (Diageo plc),
1.000%, 4-29-09	10,000	9,992
Johnson & Johnson,
0.140%, 4-9-09	10,000	10,000
McCormick & Co. Inc.,
0.400%, 4-1-09	4,679	4,679
Praxair Inc.,
0.400%, 4-23-09	8,000	7,998
Wisconsin Electric Power Co.,
0.260%, 4-7-09	5,894	5,894
		66,960
Master Note - 0.00%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	19	19

TOTAL SHORT-TERM SECURITIES - 7.11%		$66,979

(Cost: $66,979)

TOTAL INVESTMENT SECURITIES - 99.52%		$937,991

(Cost: $993,784)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.48%		4,498

NET ASSETS - 100.00%		$942,489

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ 871,012	$ ---
Level 2 - Other Significant Observable Inputs	66,979	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$937,991	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward foreign currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
International Growth Fund (In Thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 1.75%
Telstra Corporation Limited (A)	3,133	$6,993

Bermuda - 1.39%
Esprit Holdings Limited (A)	1,093	5,574

Brazil - 1.78%
Petroleo Brasileiro S.A. - Petrobras, ADR	234	7,121

Canada - 2.34%
Shoppers Drug Mart Corporation (A)	272	9,364

China - 4.31%
China Construction Bank Corporation (A)(B)(C)	9,492	5,389
China Life Insurance Company Limited, ADR	106	5,239
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)(C)	5,000	2,284
Tencent Holdings Limited (A)	586	4,338
		17,250
Denmark - 1.81%
Carlsberg Group (A)	177	7,272

Finland - 1.39%
Fortum Oyj (A)	200	3,810
Nokia OYJ (A)	150	1,754
		5,564
France - 11.69%
ALSTOM (A)	82	4,252
Compagnie Generale des Etablissements Michelin, Class B (A)(C)	54	1,987
EDF SA (A)	100	3,922
Pinault-Printemps-Redoute SA (A)(C)	60	3,847
Technip-Coflexip (A)(C)	180	6,342
TOTAL S.A. (A)	300	14,835
VINCI (A)	313	11,636
		46,821
Germany - 5.29%
Bayer Aktiengesellschaft (A)	110	5,361
E.ON AG (A)	340	9,493
Vossloh AG (A)	60	6,320
		21,174
Hong Kong - 1.10%
Cheung Kong (Holdings) Limited (A)	510	4,396

Italy - 2.84%
Banca Intesa S.p.A. (A)	897	2,467
Finmeccanica SpA (A)	245	3,047
Saipem S.p.A. (A)	330	5,872
		11,386
Japan - 11.92%
Canon Inc. (A)	100	2,915
Central Japan Railway Company (A)	1	3,947
East Japan Railway Company (A)	100	5,214
Japan Tobacco Inc. (A)	3	7,218
Mitsubishi Electric Corporation (A)	1,100	4,999
Nintendo Co., Ltd. (A)	38	10,970
Shin-Etsu Chemical Co., Ltd. (A)	150	7,369
Sumitomo Mitsui Financial Group, Inc. (A)(C)	146	5,130
		47,762
Netherlands - 2.69%
Heineken N.V. (A)	145	4,119
Koninklijke KPN N.V. (A)(C)	500	6,676
		10,795
Spain - 1.49%
Telefonica, S.A. (A)	300	5,982

Sweden - 1.40%
H & M Hennes & Mauritz AB (A)	150	5,623

Switzerland - 14.00%
Nestle S.A., Registered Shares (A)	456	15,402
Roche Holdings AG, Genussschein (A)	128	17,574
Syngenta AG (A)	44	8,845
TEMENOS Group AG (A)(C)	407	4,390
Zurich Financial Services, Registered Shares (A)	62	9,860
		56,071
United Kingdom - 15.90%
BAE Systems plc (A)	1,600	7,674
BHP Billiton Plc (A)	93	1,840
British American Tobacco p.l.c. (A)	560	12,937
IG Group Holdings plc (A)(B)	940	2,359
Informa plc (A)	1,130	4,258
Marks and Spencer Group plc (A)	508	2,152
National Grid plc (A)	800	6,144
Prudential plc (A)	481	2,333
Reckitt Benckiser Group plc (A)	250	9,380
Serco Group plc (A)	793	4,154
Vodafone Group Plc (A)	6,000	10,461
		63,692
United States - 1.40%
Research In Motion Limited (C)	130	5,599

TOTAL COMMON STOCKS - 84.49%		$338,439

(Cost: $412,090)

PREFERRED STOCKS - 1.48%

Germany
Fresenius AG (A)	130	$5,928
(Cost: $6,169)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 14.11%
Diageo Capital plc (Diageo plc),
1.000%, 4-29-09	$7,000	$6,995
Genentech, Inc.,
0.270%, 4-6-09	5,000	5,000
L'Oreal USA, Inc.,
0.350%, 4-27-09	10,000	9,997
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	9,537	9,537
Siemens Capital Corp.,
0.280%, 4-6-09	5,000	5,000
Toyota Motor Credit Corporation,
0.150%, 4-2-09	15,000	15,000
Wisconsin Electric Power Co.,
0.260%, 4-7-09	5,000	5,000
		56,529
Master Note - 1.13%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (D)	4,542	4,542

TOTAL SHORT-TERM SECURITIES - 15.24%		$61,071

(Cost: $61,071)

TOTAL INVESTMENT SECURITIES - 101.21%		$405,438

(Cost: $479,330)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.21%)		(4,857)

NET ASSETS - 100.00%		$400,581

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$27,323	$--
Level Two - Other Significant Observable Inputs	378,115	(756)
Level Three - Significant Unobservable Inputs	--	--
Total	$405,438	$(756)

The following forward currency contracts were outstanding at March 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Swiss Franc	22,250	3-17-10	$ --	$756

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.    These securities have been determined to be liquid under guidelines established by the Board of Trustees.    At March 31, 2009, the total value of these securities amounted to $10,032 or 2.50% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Asset Strategy Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value
Biotechnology - 2.68%
Gilead Sciences, Inc. (A)(B)	1,472	$68,179

Coal & Consumable Fuels - 1.39%
China Shenhua Energy Company Limited, H Shares (C)	15,638	35,283

Communications Equipment - 3.00%
QUALCOMM Incorporated	1,962	76,326

Construction & Engineering - 1.50%
China Communications Construction Company Limited, H Shares (C)	34,834	38,226

Data Processing & Outsourced Services - 1.30%
Redecard S.A. (A)(C)	641	7,763
Visa Inc., Class A	456	25,359
		33,122
Diversified Banks - 4.85%
Industrial and Commercial Bank of China (Asia) Limited (A)(C)	183,575	95,408
Standard Chartered PLC (A)(C)	2,251	27,956
		123,364
Diversified Metals & Mining - 2.83%
Southern Copper Corporation	2,902	50,549
Xstrata plc (C)	3,202	21,476
		72,025
Education Services - 0.70%
New Oriental Education & Technology Group Inc., ADR (A)	353	17,752

Fertilizers & Agricultural Chemicals - 2.51%
Monsanto Company	770	63,978

Heavy Electrical Equipment - 0.82%
ALSTOM (C)	401	20,771

Hotels, Resorts & Cruise Lines - 0.42%
Ctrip.com International, Ltd.	396	10,838

Integrated Oil & Gas - 2.09%
TOTAL S.A. (C)	1,077	53,282

Life & Health Insurance - 6.07%
China Life Insurance Company Limited, H Shares (A)(C)	31,670	104,162
Ping An Insurance (Group) Company of China, Ltd., H Shares (C)	8,475	50,451
		154,613
Mortgage REITs - 1.97%
Annaly Capital Management, Inc.	3,620	50,212

Oil & Gas Exploration & Production - 0.77%
XTO Energy Inc.	638	19,526

Personal Products - 0.68%
Hengan International Group Company Limited (C)	4,282	17,225

Real Estate Development - 0.97%
China Overseas Land & Investment Limited (C)	15,700	24,606

Regional Banks - 3.53%
China Construction Bank Corporation (A)(C)(D)	57,976	32,912
China Construction Bank Corporation (C)	100,230	56,898
		89,810
Semiconductors - 1.53%
MediaTek Incorporation (C)	276	2,598
PMC-Sierra, Inc. (A)	1,795	11,453
Taiwan Semiconductor Manufacturing Company Ltd. (C)	16,594	24,988
		39,039
Wireless Telecommunication Service - 0.47%
MTN Group Limited (A)(C)	1,088	12,071

TOTAL COMMON STOCKS - 40.08%		$1,020,248

(Cost: $985,737)

INVESTMENT FUNDS - 0.11%

Multiple Industry
Vietnam Azalea Fund Limited (A)(E)(F)	1,100	$$2,838
(Cost: $7,268)

CORPORATE DEBT SECURITIES	Principal

Banking - 0.12%
Credit Suisse,
5.000%, 5-15-13	3,050	$2,948

Beverage / Bottling - 0.07%
Anheuser-Busch InBev Worldwide Inc.,
7.200%, 1-15-14 (G)	1,700	1,782

Biotechnology - 0.03%
Amgen Inc., Convertible,
0.125%, 2-1-11	900	846

Building Products - 0.04%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	1,600	1,080

Cable / Media - 0.03%
Viacom Inc.,
5.625%, 8-15-12	915	787

Coal & Consumable Fuels - 0.02%
Massey Energy Company, Convertible,
3.250%, 8-1-15	900	556

Computer Hardware - 0.29%
Hewlett-Packard Company:
4.250%, 2-24-12	4,400	4,520
6.125%, 3-1-14	2,550	2,717
		7,237
Conglomerate / Diversified Mfg - 0.08%
Danaher Corporation,
5.400%, 3-1-19	2,050	2,077

Construction & Farm Machinery & Heavy Trucks - 0.11%
Caterpillar Inc.,
7.000%, 12-15-13	2,550	2,715

Consumer Finance - 0.12%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (G)	3,400	3,069

Consumer Products - 0.33%
Kimberly-Clark Corporation,
5.000%, 8-15-13	7,900	8,288
Staples, Inc.,
7.750%, 4-1-11	240	245
		8,533
Consumer Products / Tobacco - 0.06%
Central European Distribution Corporation,
8.000%, 7-25-12 (G)(H)	EUR1,800	1,483

Department Stores - 0.13%
Kohl's Corporation,
6.300%, 3-1-11	$3,400	3,432

Diversified Chemicals - 0.09%
E.I. du Pont de Nemours and Company,
5.875%, 1-15-14	2,275	2,406

Diversified Metals & Mining - 0.10%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	2,600	2,619

Electric - 0.17%
Illinois Power Company,
7.500%, 6-15-09	4,300	4,304

Electric Utilities - 0.34%
Allegheny Energy Supply Company, LLC,
7.800%, 3-15-11	8,820	8,819

Finance - Other - 0.58%
AXA Financial, Inc.,
7.750%, 8-1-10	2,400	2,375
Block Financial LLC,
7.875%, 1-15-13	1,190	1,173
CME Group Inc.,
5.750%, 2-15-14	6,970	7,187
Western Union Company (The),
6.500%, 2-26-14	4,000	4,080
		14,815
Finance Companies - 0.14%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (D)(I)	3,750	1,313
Toyota Motor Credit Corporation,
1.590%, 1-18-15 (I)	2,400	2,344
		3,657
Food Processors - 0.02%
Sara Lee Corporation,
3.875%, 6-15-13	500	480

Gas - Local Distribution - 0.14%
DCP Midstream, LLC,
9.700%, 12-1-13 (D)	3,306	3,479

Gas Pipe Lines - 0.56%
Duke Capital Corporation,
7.500%, 10-1-09	5,350	5,441
Enterprise Products Operating LLC,
9.750%, 1-31-14	6,100	6,705
Plains All American Pipeline, L.P., PAA Finance Corp.,
7.750%, 10-15-12	2,000	2,012
		14,158
General Merchandise Stores - 0.07%
Dollar General Corporation,
11.875%, 7-15-17	1,700	1,670

Home Improvement Retail - 0.16%
Home Depot, Inc. (The):
4.625%, 8-15-10	850	852
5.200%, 3-1-11	3,265	3,284
		4,136
Industrial - Other - 0.10%
Waste Management, Inc.,
6.375%, 3-11-15	2,600	2,603

Integrated Oil & Gas - 0.04%
Chevron Corporation,
3.450%, 3-3-12	1,090	1,119

Integrated Telecommunication Services - 0.11%
AT&T Inc.,
4.850%, 2-15-14	2,720	2,747

Investment Banking & Brokerage - 0.97%
Goldman Sachs Group, Inc. (The):
5.300%, 2-14-12	1,000	965
5.700%, 9-1-12	4,250	4,125
5.450%, 11-1-12	850	818
5.250%, 10-15-13	850	794
5.150%, 1-15-14	2,140	1,954
J.P. Morgan Chase & Co.,
6.625%, 3-15-12	4,250	4,151
Morgan Stanley:
4.000%, 1-15-10	2,225	2,209
5.050%, 1-21-11	3,400	3,343
5.300%, 3-1-13	3,920	3,771
Morgan Stanley Dean Witter & Co.,
6.750%, 4-15-11	2,550	2,553
		24,683
IT Consulting & Other Services - 0.05%
SunGard Data Systems Inc.,
10.250%, 8-15-15	1,700	1,190

Life Insurance - 0.14%
Prudential Financial, Inc.,
5.800%, 6-15-12	4,360	3,503

Metals / Mining - 0.19%
Rio Tinto Finance (USA) Limited,
5.875%, 7-15-13	1,100	987
Vedanta Resources plc,
6.625%, 2-22-10 (D)	3,900	3,783
		4,770
Office Electronics - 0.24%
Xerox Corporation:
6.875%, 8-15-11	1,190	1,136
5.500%, 5-15-12	2,890	2,504
7.625%, 6-15-13	1,360	1,214
6.400%, 3-15-16	850	648
6.750%, 2-1-17	850	649
		6,151
Oil & Gas Exploration & Production - 0.16%
XTO Energy Inc.:
7.500%, 4-15-12	1,750	1,833
5.900%, 8-1-12	2,200	2,221
		4,054
Oilfield Machinery & Service - 0.10%
Smith International, Inc.,
8.625%, 3-15-14	2,500	2,545

Other Diversified Financial Services - 0.09%
Bank One Corporation,
5.900%, 11-15-11	850	833
MBNA America Bank, National Association,
7.125%, 11-15-12 (G)	1,700	1,560
		2,393
Paper / Forest Products - 0.05%
Sino-Forest Corporation,
9.125%, 8-17-11 (D)	1,325	1,192

Pharmaceuticals - 1.73%
Eli Lilly and Company,
3.550%, 3-6-12	3,500	3,576
Pfizer Inc.,
4.450%, 3-15-12	30,600	31,431
Roche Holding Ltd,
5.000%, 3-1-14 (D)	8,800	9,011
		44,018
Property & Casualty Insurance - 0.25%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (G)	5,600	5,592
St. Paul Companies, Inc. (The),
8.125%, 4-15-10	640	647
		6,239
Railroads - 0.02%
Union Pacific Corporation,
5.750%, 11-15-17	500	478

Retail Stores - Other - 0.14%
Best Buy Co., Inc.,
6.750%, 7-15-13	3,785	3,603

Service - Other - 0.03%
Expedia, Inc.,
8.500%, 7-1-16 (D)	850	722

Soft Drinks - 0.42%
Coca-Cola Enterprises Inc.:
3.750%, 3-1-12	500	510
7.375%, 3-3-14	6,000	6,818
PepsiCo, Inc.,
7.900%, 11-1-18	2,700	3,320
		10,648
Specialized Finance - 0.05%
CIT Group Inc.:
5.800%, 7-28-11	765	552
5.400%, 2-13-12	1,020	657
		1,209
Technology - 0.08%
L-3 Communications Corporation:
7.625%, 6-15-12	1,360	1,365
6.125%, 7-15-13	680	653
		2,018
Trading Companies & Distributors - 0.10%
Noble Group Limited:
8.500%, 5-30-13	2,500	1,963
8.500%, 5-30-13 (D)	800	628
		2,591
Transportation - Other - 0.34%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	13,500	8,707

Utilities - 0.26%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (G)(H)	BRL14,000	5,671
Duke Energy Field Services, LLC,
7.875%, 8-16-10	$ 850	861
		6,532
Wireless Telecommunication Service - 0.21%
Sprint Capital Corporation,
6.375%, 5-1-09	1,800	1,800
Verizon Wireless Capital LLC,
7.375%, 11-15-13 (G)	3,400	3,647
		5,447

TOTAL CORPORATE DEBT SECURITIES - 9.67%		$246,250

(Cost: $252,417)

MUNICIPAL BONDS

California - 0.10%
California Pollution Control Financing Authority, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 2003A,
5.000%, 11-1-38	2,650	$$2,455

Florida - 0.07%
Miami-Dade County Industrial Development Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. of Florida Project), Series 2008,
5.400%, 8-1-23	1,765	1,734

New Hampshire - 0.21%
Business Finance Authority of the State of New Hampshire, Pollution Control Refunding Revenue Bonds (The United Illuminating Company Project-1997 Series A):
7.125%, 7-1-27	3,530	3,541
6.875%, 12-1-29	1,750	1,753
		5,294
New York - 0.04%
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	875	882

Ohio - 0.15%
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	3,969	3,979

Texas - 0.27%
Alliance Airport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.250%, 12-1-29	8,820	3,433
Frisco Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2008A,
6.000%, 8-15-38	1,750	1,885
Port of Houston Authority of Harris County, Texas, Unlimited Tax Refunding Bonds, Series 2008A,
5.625%, 10-1-38	1,750	1,600
		6,918
West Virginia - 0.17%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds (Appalachian Power Company - Amos Project), Series 2008E,
7.125%, 12-1-38	4,410	4,420

TOTAL MUNICIPAL BONDS - 1.01%		$25,682

(Cost: $24,556)

SENIOR LOANS

Health Care Facilities - 0.05%
HCA Inc.,
3.470%, 11-18-13 (I)	1,323	1,120

Service - Other - 0.10%
Education Management LLC,
3.000%, 6-1-13 (I)	2,942	2,510

Utilities - 0.04%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
4.018%, 10-10-14 (I)	10	7
4.018%, 10-10-14 (I)	7	4
4.033%, 10-10-14 (I)	1,674	1,101
		1,112

TOTAL SENIOR LOANS - 0.19%		$4,742

(Cost: $4,420)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.51%
Federal Home Loan Mortgage Corporation:
2.000%, 3-16-11	17,500	17,516
2.125%, 3-16-11	17,500	17,556
Federal National Mortgage Association:
2.050%, 4-1-11	8,800	8,844
2.125%, 4-15-11	17,500	17,585
2.875%, 12-11-13	2,275	2,327
		63,828
Mortgage-Backed Obligations - 0.38%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (J)
5.500%, 9-15-17	2,800	216
5.000%, 11-15-17	1,387	96
5.000%, 4-15-19	1,705	120
5.000%, 4-15-19	833	55
5.000%, 7-15-21	430	3
5.000%, 11-15-22	992	56
5.500%, 3-15-23	1,916	182
5.000%, 4-15-23	334	5
5.000%, 5-15-23	1,528	99
5.000%, 8-15-23	1,166	109
5.500%, 11-15-23	793	10
5.500%, 11-15-23	1,230	7
5.000%, 9-15-24	1,151	24
5.500%, 9-15-24	517	8
5.500%, 4-15-25	328	18
5.500%, 4-15-25	404	12
5.000%, 9-15-25	2,119	39
5.500%, 10-15-25	6,843	756
5.000%, 4-15-26	2,737	75
5.000%, 10-15-28	2,054	180
5.500%, 2-15-30	950	56
5.000%, 8-15-30	1,583	84
5.500%, 3-15-31	1,380	87
5.500%, 10-15-32	4,341	423
5.500%, 5-15-33	3,373	391
6.000%, 11-15-35	2,357	215
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.500%, 11-25-17	385	7
5.000%, 5-25-22	921	54
5.000%, 7-25-23	8,852	877
5.000%, 8-25-23	2,662	186
5.000%, 11-25-23	2,273	174
5.500%, 9-25-25	347	5
5.500%, 11-25-25	1,059	11
5.000%, 9-25-30	3,653	217
5.500%, 6-25-33	2,307	220
5.500%, 8-25-33	5,075	701
5.500%, 12-25-33	3,952	423
5.500%, 4-25-34	6,111	651
5.500%, 11-25-36	6,727	787
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 1-20-30	3,105	148
5.000%, 6-20-31	3,389	227
5.500%, 3-20-32	2,599	226
5.000%, 7-20-33	908	89
5.500%, 11-20-33	3,487	360
5.500%, 6-20-35	2,415	309
5.500%, 7-20-35	1,633	204
5.500%, 7-20-35	1,716	140
5.500%, 10-16-35	2,570	308
		9,650

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.89%		$73,478

(Cost: $79,532)

BULLION - 17.62%	Troy Ounces

Gold	488	$448,568
(Cost: $384,890)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 28.73%
Abbott Laboratories:
0.320%, 4-17-09	$50,000	49,993
0.150%, 5-22-09	16,000	15,997
Air Products and Chemicals, Inc.,
0.220%, 5-1-09	6,698	6,697
American Honda Finance Corp.,
0.800%, 6-2-09	9,000	8,988
Bemis Company, Inc.,
0.550%, 5-11-09	5,872	5,868
Burlington Northern Santa Fe Corp.,
0.300%, 4-1-09	15,798	15,798
Caterpillar Financial Services Corporation:
0.250%, 4-1-09	8,000	8,000
0.450%, 6-1-09	20,000	19,985
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.300%, 4-29-09 (K)	20,000	19,995
Clorox Co.,
1.000%, 4-14-09	10,000	9,996
Coca-Cola Company (The):
0.370%, 4-13-09	10,000	9,999
0.350%, 5-4-09	8,000	7,997
0.200%, 5-19-09	20,000	19,995
CVS Corp.,
6.440%, 5-28-09	24,200	23,953
Diageo Capital plc (Diageo plc),
1.000%, 4-29-09	20,000	19,984
Emerson Electric Co.,
0.340%, 5-11-09	7,304	7,301
General Electric Capital Corporation (Federal Deposit Insurance Corporation):
1.450%, 4-2-09 (K)	8,000	8,000
0.220%, 4-8-09 (K)	7,000	7,000
General Mills, Inc.,
0.680%, 4-14-09	10,000	9,997
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
2.000%, 4-2-09	8,000	7,999
1.300%, 4-21-09	10,000	9,993
1.650%, 4-22-09	5,000	4,995
1.650%, 4-28-09	7,000	6,991
Hewlett-Packard Company:
0.320%, 4-2-09	10,000	10,000
0.400%, 4-6-09	5,000	5,000
0.450%, 6-4-09	10,000	9,992
Honeywell International Inc.,
0.230%, 4-15-09	5,000	4,999
Illinois Tool Works Inc.,
0.290%, 4-13-09	4,555	4,554
ITT Corporation:
2.000%, 4-7-09	5,000	4,998
2.000%, 4-8-09	5,000	4,998
1.050%, 4-30-09	11,000	10,991
John Deere Credit Limited (John Deere Capital Corporation),
0.460%, 4-15-09	5,000	4,999
Kellogg Co.:
0.650%, 4-2-09	10,000	10,000
0.850%, 4-6-09	8,000	7,999
1.100%, 4-20-09	16,000	15,991
0.600%, 4-30-09	10,000	9,995
Kitty Hawk Funding Corp.,
0.450%, 4-16-09	15,000	14,997
Kraft Foods Inc.,
0.700%, 4-28-09	4,000	3,998
L'Oreal USA, Inc.:
0.250%, 4-13-09	5,000	5,000
0.250%, 4-16-09	4,000	4,000
0.230%, 4-22-09	12,000	11,998
0.350%, 4-29-09	10,000	9,997
McCormick & Co. Inc.:
0.550%, 4-16-09	5,000	4,999
0.600%, 4-28-09	5,000	4,998
Merck & Co., Inc.,
0.150%, 4-29-09	10,000	9,999
Nokia Corp.,
0.270%, 5-6-09	15,000	14,996
PACCAR Financial Corp.,
0.150%, 4-13-09	8,000	8,000
PepsiCo, Inc.:
0.180%, 4-7-09	11,100	11,100
0.170%, 4-13-09	15,000	14,999
Procter & Gamble Company (The),
0.250%, 4-8-09	4,000	4,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.270%, 4-9-09	10,000	9,999
Roche Holdings, Inc.:
0.220%, 4-7-09	5,000	5,000
0.230%, 4-8-09	25,000	24,999
Siemens Capital Corp.,
0.280%, 4-6-09	8,000	8,000
Societe Generale N.A. Inc.:
2.280%, 4-7-09	7,000	6,997
0.700%, 4-14-09	5,000	4,999
2.000%, 5-11-09	19,000	18,958
Staples, Inc.:
2.800%, 4-9-09	3,900	3,898
1.535%, 4-20-09	9,000	8,993
2.050%, 4-27-09	7,000	6,990
2.200%, 5-29-09	5,000	4,982
Unilever Capital Corporation:
0.700%, 4-13-09	7,000	6,998
0.700%, 4-14-09	6,000	5,998
United Technologies Corporation:
0.200%, 4-23-09	10,000	9,999
0.150%, 4-27-09	20,000	19,998
Verizon Communications Inc.:
0.850%, 4-20-09	5,000	4,998
0.850%, 4-21-09	9,000	8,996
Volkswagen of America Inc.:
3.050%, 4-2-09	17,000	16,998
3.050%, 4-6-09	7,500	7,497
3.050%, 4-8-09	4,000	3,998
Wisconsin Electric Power Co.,
0.150%, 4-1-09	9,000	9,000
		731,413
Master Note - 0.28%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (I)	7,185	7,185

Notes - 0.27%
Credit Suisse First Boston (USA), Inc,
4.700%, 6-1-09	7,000	6,998

Treasury Bills - 1.26%
United States Treasury Bills:
0.300%, 5-28-09	20,000	19,990
0.950%, 7-30-09	12,000	11,962
		31,952

TOTAL SHORT-TERM SECURITIES - 30.54%		$777,548

(Cost: $777,548)

TOTAL INVESTMENT SECURITIES - 102.11%		$2,599,354

(Cost: $2,516,368)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.11%)		(53,732)

NET ASSETS - 100.00%		$2,545,622

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$850,502	$3,752
Level 2 - Other Significant Observable Inputs	1,746,014	10,081
Level 3 - Significant Unobservable Inputs	2,838	----
Total	$2,599,354	$13,833

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 6-30-08	$13,304	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	(2,835)	---
Net purchases (sales)	888	---
Transfers in and/or out of Level 3	(8,519)	---
Ending Balance 3-31-09	$2,838	$---

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$(2,835)	$---

The following forward currency contracts were outstanding at March 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlemen Date	Unrealized Appreciation	Unrealized Depreciation

Buy	British Pound	2,944	4-8-09	$---	$203
Sell	British Pound	52,000	4-30-09	6,456	---
Sell	British Pound	15,500	9-4-09	4,461	---
Sell	Euro	25,400	4-30-09	---	2,110
Sell	Euro	27,700	9-8-09	---	1,896
Sell	Japanese Yen	1,170,283	6-9-09	566	---
Sell	Japanese Yen	1,194,346	6-9-09	---	92
Sell	Japanese Yen	396,008	10-8-09	104	---
Sell	Japanese Yen	7,170,000	3-5-10	827	---
Buy	Norwegian Krone	79,744	6-24-09	---	588
Sell	Singapore Dollar	52,600	7-31-09	549	---
Sell	Singapore Dollar	35,900	1-11-10	737	---
Sell	South African Rand	119,396	6-30-09	---	218
Buy	Swedish Krona	111,400	6-9-09	1,571	---
Buy	Swedish Krona	98,600	6-9-09	---	401
Sell	Swiss Franc	14,000	6-24-09	98	---

				$15,369	$5,508

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as collateral for the following open futures contracts at March 31, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

Hang Seng China Enterprises Index Futures April 09	Short	4-29-09	(1)	$(42,360)	$462
Hang Seng Index Future Contract April 09	Short	4-30-09	---*	(37,711)	837
CME E-Mini S&P 500 Index Futures June 09	Short	6-19-09	(4)	(175,929)	2,469

				$(256,000)	$3,768
*Not shown due to rounding.

(C)Listed on an exchange outside the United States.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2009, the total value of these securities amounted to $53,040 or 2.08% of net assets.

(E)Illiquid restricted security. At March 31, 2009, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07	1,100	$7,268	$2,838

The total value of this security represented approximately 0.11% of net assets at March 31, 2009.

(F)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at March 31, 2009.

(G)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2009, the total value of these securities amounted to $22,804 or 0.90% of net assets.

(H)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and EUR - Euro).

(I)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(J)Amount shown in principal column represents notional amount for computation of interest.

(K)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

Securities with an aggregate market value of $619,631, representing 24.34% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Continental Income Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.75%
General Dynamics Corporation	122	$5,061
Lockheed Martin Corporation	57	3,935
		8,996
Air Freight & Logistics - 0.72%
Expeditors International of Washington, Inc.	83	2,348

Asset Management & Custody Banks - 2.14%
Northern Trust Corporation	117	7,005

Biotechnology - 2.35%
Gilead Sciences, Inc. (A)	165	7,661

Communications Equipment - 4.15%
Cisco Systems, Inc. (A)	363	6,091
Nokia Corporation, Series A, ADR	142	1,658
QUALCOMM Incorporated	149	5,798
		13,547
Computer Hardware - 2.77%
Apple Inc. (A)	40	4,205
Hewlett-Packard Company	151	4,831
		9,036
Department Stores - 0.93%
Kohl's Corporation (A)	71	3,018

Distillers & Vintners - 0.95%
Brown-Forman Corporation, Class B	80	3,106

Diversified Chemicals - 0.84%
E.I. du Pont de Nemours and Company	123	2,753

Electric Utilities - 1.43%
Exelon Corporation	103	4,666

Electrical Components & Equipment - 1.03%
Emerson Electric Co.	117	3,355

Footwear - 0.90%
NIKE, Inc., Class B	63	2,949

Health Care Equipment - 0.63%
Zimmer Holdings, Inc. (A)	57	2,062

Health Care Supplies - 1.50%
DENTSPLY International Inc.	183	4,906

Home Improvement Retail - 1.23%
Home Depot, Inc. (The)	170	4,005

Household Products - 2.45%
Colgate-Palmolive Company	136	8,004

Hypermarkets & Super Centers - 1.82%
Wal-Mart Stores, Inc.	114	5,950

Integrated Oil & Gas - 5.09%
BP p.l.c., ADR	95	3,809
Chevron Corporation	70	4,714
Exxon Mobil Corporation	119	8,086
		16,609
Integrated Telecommunication Services - 1.52%
AT&T Inc.	197	4,967

Oil & Gas Equipment & Services - 0.89%
Schlumberger Limited	72	2,909

Oil & Gas Exploration & Production - 0.58%
XTO Energy Inc.	62	1,883

Other Diversified Financial Services - 1.64%
J.P. Morgan Chase & Co.	201	5,343

Packaged Foods & Meats - 1.45%
Hershey Foods Corporation	136	4,715

Pharmaceuticals - 5.97%
Abbott Laboratories	143	6,826
Allergan, Inc.	74	3,553
Bristol-Myers Squibb Company	85	1,872
Johnson & Johnson	138	7,233
		19,484
Property & Casualty Insurance - 2.91%
Berkshire Hathaway Inc., Class B (A)	2	4,512
Travelers Companies, Inc. (The)	122	4,974
		9,486
Regional Banks - 0.81%
PNC Financial Services Group, Inc. (The)	90	2,636

Semiconductors - 1.18%
Microchip Technology Incorporated	181	3,840

Soft Drinks - 3.27%
Coca-Cola Company (The)	97	4,254
PepsiCo, Inc.	125	6,415
		10,669
Systems Software - 1.16%
Microsoft Corporation	207	3,793

Tobacco - 0.91%
Philip Morris International Inc.	84	2,982

TOTAL COMMON STOCKS - 55.97%		$182,683

(Cost: $180,538)

CORPORATE DEBT SECURITIES	Principal

Beverage / Bottling - 1.24%
Coca-Cola Enterprises Inc.,
6.700%, 10-15-36	$2,000	2,033
Diageo Capital plc,
4.375%, 5-3-10	2,000	2,021
		4,054
Communications Equipment - 0.65%
Cisco Systems, Inc.,
5.250%, 2-22-11	2,000	2,115

Conglomerate / Diversified Mfg - 0.46%
Illinois Tool Works Inc.,
5.150%, 4-1-14 (B)	1,500	1,508

Department Stores - 0.62%
Kohl's Corporation,
6.300%, 3-1-11	2,000	2,019

Electric Utilities - 0.31%
Exelon Corporation,
6.950%, 6-15-11	1,000	1,021

Food Retail - 0.64%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,101

Home Improvement Retail - 0.62%
Home Depot, Inc. (The),
5.200%, 3-1-11	2,000	2,012

Industrial - Other - 0.46%
Praxair, Inc.,
4.375%, 3-31-14	1,500	1,501

Integrated Oil & Gas - 0.16%
Chevron Corporation,
3.450%, 3-3-12	500	513

Integrated Telecommunication Services - 0.31%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,010

Machinery - 0.23%
John Deere Capital Corporation,
5.250%, 10-1-12	750	758

Metals / Mining - 0.57%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,500	1,863

Oil & Gas - 0.32%
ConocoPhillips,
4.750%, 2-1-14	1,000	1,041

Oil & Gas Exploration & Production - 0.32%
XTO Energy Inc.,
7.500%, 4-15-12	1,000	1,047

Pharmaceuticals - 1.57%
Abbott Laboratories,
3.750%, 3-15-11	2,000	2,063
Pfizer Inc.,
4.450%, 3-15-12	1,500	1,541
Roche Holding Ltd,
5.000%, 3-1-14 (C)	1,500	1,536
		5,140
Property & Casualty Insurance - 0.46%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (B)	1,500	1,498

Soft Drinks - 0.24%
PepsiCo, Inc.,
3.750%, 3-1-14	750	761

TOTAL CORPORATE DEBT SECURITIES - 9.18%		$29,962

(Cost: $28,918)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 4.44%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	$5,134
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,105
7.250%, 1-15-10	5,000	5,244
		14,483
Mortgage-Backed Obligations - 1.44%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 7-1-18	2,130	2,209
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 8-15-16	32	34
9.000%, 10-15-16	2	2
9.000%, 11-15-16	12	13
9.000%, 1-15-17	2	2
9.000%, 1-15-17	2	2
9.000%, 3-15-17	13	14
9.000%, 4-15-17	17	19
4.000%, 9-15-18	2,077	2,152
6.500%, 8-15-28	233	248
		4,695
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 5.88%		19,178

(Cost: $18,512)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 1.15%
United States Treasury Notes,
3.000%, 7-15-12 (D)	3,523	3,752

Treasury Obligations - 17.41%
United States Treasury Bonds:
7.250%, 5-15-16	8,500	11,206
6.250%, 8-15-23	5,000	6,580
United States Treasury Notes:
4.250%, 10-15-10	10,000	10,569
4.250%, 11-15-14	10,000	11,357
4.250%, 8-15-15	15,000	17,102
		56,814

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 18.56%		$60,566

(Cost: $52,541)

SHORT-TERM SECURITIES

Commercial Paper
Abbott Laboratories,
0.320%, 4-14-09	3,000	3,000
Campbell Soup Co.,
0.200%, 4-7-09	7,000	7,000
Deere & Company,
0.450%, 4-6-09	3,000	3,000
Kellogg Co.,
0.600%, 4-30-09	1,000	999
Kraft Foods Inc.,
0.530%, 4-16-09	7,500	7,498
L'Oreal USA, Inc.,
0.350%, 4-27-09	5,000	4,999
PACCAR Financial Corp.,
0.270%, 4-16-09	2,000	2,000
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	3,405	3,405

TOTAL SHORT-TERM SECURITIES - 9.77%		$31,901

(Cost: $31,901)

TOTAL INVESTMENT SECURITIES - 99.36%		$324,290

(Cost: $312,410)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.64%		2,083

NET ASSETS - 100.00%		$326,373

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments
Level One - Quoted Prices	$182,683	$---
Level Two - Other Significant Observable Inputs	141,607	---
Level Three - Significant Unobservable Inputs	---	---
Total	$324,290	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2009, the total value of these securities amounted to $3,006 or 0.92% of net assets.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2009, the total value of this security amounted to 0.47% of net assets.

(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Energy Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels - 3.03%
Arch Coal, Inc.	58	$774
Cameco Corporation	38	660
CONSOL Energy Inc.	32	808
Foundation Coal Holdings, Inc.	36	516
Peabody Energy Corporation	60	1,499
		4,257
Construction & Engineering - 3.86%
Fluor Corporation	104	3,583
Jacobs Engineering Group Inc. (A)	47	1,832
		5,415
Construction & Farm Machinery & Heavy Trucks - 0.74%
Bucyrus International, Inc., Class A	69	1,046

Diversified Metals & Mining - 0.60%
BHP Billiton Limited, ADR	19	843

Electric Utilities - 3.57%
Entergy Corporation	40	2,710
Exelon Corporation	51	2,297
		5,007
Electrical Components & Equipment - 2.92%
Energy Conversion Devices, Inc. (A)	37	486
First Solar, Inc. (A)	27	3,609
		4,095
Integrated Oil & Gas - 18.43%
BP p.l.c., ADR	78	3,130
ConocoPhillips	62	2,418
Exxon Mobil Corporation	92	6,252
Hess Corporation	50	2,735
Marathon Oil Corporation	61	1,610
Occidental Petroleum Corporation	79	4,402
Petroleo Brasileiro S.A. - Petrobras, ADR	102	3,103
Suncor Energy Inc.	101	2,232
		25,882
Oil & Gas Drilling - 5.78%
ENSCO International Incorporated	48	1,273
Helmerich & Payne, Inc.	138	3,146
Nabors Industries Ltd. (A)	169	1,683
Transocean Inc. (A)	34	2,015
		8,117
Oil & Gas Equipment & Services - 21.56%
Baker Hughes Incorporated	51	1,462
BJ Services Company	175	1,736
Cameron International Corporation (A)	143	3,132
FMC Technologies, Inc. (A)	66	2,081
Halliburton Company	206	3,181
NATCO Group Inc., Class A (A)	65	1,224
National Oilwell Varco, Inc. (A)	184	5,291
Schlumberger Limited	114	4,635
Smith International, Inc.	106	2,272
Technip SA, ADR	24	838
Tenaris S.A., ADR	78	1,576
Weatherford International Ltd. (A)	256	2,835
		30,263
Oil & Gas Exploration & Production - 24.34%
Anadarko Petroleum Corporation	53	2,048
Apache Corporation	62	4,002
Cabot Oil & Gas Corporation	28	669
CNOOC Limited, ADR	16	1,600
Continental Resources, Inc. (A)	139	2,941
Devon Energy Corporation	62	2,749
EOG Resources, Inc.	54	2,960
Newfield Exploration Company (A)	109	2,472
Noble Energy, Inc.	69	3,704
Southwestern Energy Company (A)	210	6,239
Ultra Petroleum Corp. (A)	52	1,857
XTO Energy Inc.	96	2,939
		34,180
Oil & Gas Refining & Marketing - 1.58%
Sunoco, Inc.	40	1,067
Valero Energy Corporation	64	1,149
		2,216
Oil & Gas Storage & Transportation - 4.21%
El Paso Corporation	213	1,329
El Paso Pipeline Partners, L.P.	113	1,944
Enbridge Inc.	91	2,632
		5,905
Semiconductor Equipment - 1.52%
Applied Materials, Inc.	199	2,140

TOTAL COMMON STOCKS - 92.14%		$129,366

(Cost: $190,852)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 6.77%
Air Products and Chemicals, Inc.,
0.230%, 4-30-09	$3,000	2,999
Diageo Capital plc (Diageo plc),
1.000%, 4-29-09	3,000	2,998
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	3,516	3,516
		9,513
Master Note - 1.11%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	1,554	1,554

TOTAL SHORT-TERM SECURITIES - 7.88%		$11,067

(Cost: $11,067)

TOTAL INVESTMENT SECURITIES - 100.02%		$140,433

(Cost: $201,919)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.02%)		(31)

NET ASSETS - 100.00%		$140,402

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$129,366	$---
Level Two - Other Significant Observable Inputs	11,067	---
Level Three - Significant Unobservable Inputs	---	---
Total	$140,433	$---

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Retirement Shares (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 1.47%
Lockheed Martin Corporation	50	$3,452

Air Freight & Logistics - 0.84%
Expeditors International of Washington, Inc.	70	1,980

Application Software - 1.12%
Aspen Technology, Inc. (A)	375	2,621

Asset Management & Custody Banks - 1.15%
Franklin Resources, Inc.	50	2,694

Biotechnology - 1.77%
Gilead Sciences, Inc. (A)	90	4,169

Communications Equipment - 5.30%
Cisco Systems, Inc. (A)	150	2,516
QUALCOMM Incorporated	150	5,836
Research In Motion Limited (A)	95	4,092
		12,444
Computer Hardware - 5.19%
Apple Inc. (A)	55	5,782
Hewlett-Packard Company	200	6,412
		12,194
Distillers & Vintners - 0.48%
Brown-Forman Corporation, Class B	29	1,130

Diversified Metals & Mining - 1.78%
Southern Copper Corporation	240	4,181

Fertilizers & Agricultural Chemicals - 2.30%
Monsanto Company	65	5,401

Footwear - 0.80%
NIKE, Inc., Class B	40	1,876

Gold - 2.41%
Barrick Gold Corporation	175	5,673

Health Care Equipment - 0.49%
Zimmer Holdings, Inc. (A)	32	1,164

Health Care Supplies - 0.86%
DENTSPLY International Inc.	75	2,014

Home Improvement Retail - 1.50%
Home Depot, Inc. (The)	150	3,534

Hypermarkets & Super Centers - 4.19%
Costco Wholesale Corporation	100	4,632
Wal-Mart Stores, Inc.	100	5,210
		9,842
Internet Software & Services - 1.18%
Google Inc., Class A (A)	8	2,784

Investment Banking & Brokerage - 3.15%
Lazard Group LLC	90	2,646
Stifel Financial Corp. (A)	110	4,764
		7,410
Oil & Gas Drilling - 1.45%
Transocean Inc. (A)	58	3,395

Oil & Gas Equipment & Services - 2.66%
National Oilwell Varco, Inc. (A)	125	3,589
Weatherford International Ltd. (A)	240	2,657
		6,246
Oil & Gas Exploration & Production - 3.87%
Apache Corporation	100	6,409
Devon Energy Corporation	60	2,681
		9,090
Oil & Gas Storage & Transportation - 2.12%
Energy Transfer Partners, L.P.	75	2,767
Enterprise Products Partners L.P.	100	2,225
		4,992
Other Diversified Financial Services - 2.20%
J.P. Morgan Chase & Co.	195	5,183

Packaged Foods & Meats - 1.56%
Hershey Foods Corporation	106	3,669

Pharmaceuticals - 2.08%
Abbott Laboratories	70	3,339
Bristol-Myers Squibb Company	70	1,543
		4,882
Property & Casualty Insurance - 1.30%
Travelers Companies, Inc. (The)	75	3,048

Railroads - 2.58%
Norfolk Southern Corporation	100	3,375
Union Pacific Corporation	65	2,672
		6,047
Regional Banks - 0.72%
PNC Financial Services Group, Inc. (The)	58	1,699

Semiconductors - 1.80%
Microchip Technology Incorporated	200	4,238

Soft Drinks - 1.02%
PepsiCo, Inc.	47	2,394

Specialized Finance - 3.10%
CME Group Inc.	10	2,464
Deutsche Borse AG (B)	80	4,812
		7,276
Specialty Chemicals - 1.23%
Ecolab Inc.	83	2,883

Systems Software - 0.98%
Microsoft Corporation	125	2,300

TOTAL COMMON STOCKS - 64.65%		$151,905

(Cost: $171,908)

PREFERRED STOCKS - 1.37%

Diversified Metals & Mining - 1.37%
Freeport-McMoRan Copper & Gold Inc., 6.75% Cumulative Convertible	50	$3,229
(Cost: $5,000)

CORPORATE DEBT SECURITIES	Principal

Conglomerate / Diversified Mfg - 0.43%
Illinois Tool Works Inc.,
5.150%, 4-1-14 (C)	$1,000	$1,006

Industrial - Other - 0.43%
Praxair, Inc.,
4.375%, 3-31-14	1,000	1,000

Integrated Oil & Gas - 0.22%
Chevron Corporation,
3.450%, 3-3-12	500	513

Integrated Telecommunication Services - 0.43%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,010

Machinery - 0.21%
John Deere Capital Corporation,
5.250%, 10-1-12	500	505

Oil & Gas - 0.66%
ConocoPhillips,
4.750%, 2-1-14	1,500	1,561

Pharmaceuticals - 1.09%
Pfizer Inc.,
4.450%, 3-15-12	1,000	1,027
Roche Holding Ltd,
5.000%, 3-1-14 (D)	1,500	1,536
		2,563
Property & Casualty Insurance - 0.64%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (C)	1,500	1,498

Soft Drinks - 0.65%
Coca-Cola Enterprises Inc.,
3.750%, 3-1-12	1,000	1,021
PepsiCo, Inc.,
3.750%, 3-1-14	500	507
		1,528

TOTAL CORPORATE DEBT SECURITIES - 4.76%		$11,184

(Cost: $10,972)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 1.53%
National Archives Facility Trust,
8.500%, 9-1-19	2,963	3,593

Mortgage-Backed Obligations - 0.39%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12-1-31	553	587
6.500%, 1-1-32	302	321
		908

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.92%		$4,501

(Cost: $3,737)

SHORT-TERM SECURITIES

Commercial Paper
Abbott Laboratories,
0.320%, 4-14-09	4,000	3,999
Air Products and Chemicals, Inc.,
0.240%, 4-17-09	4,000	4,000
Becton Dickinson & Co.,
0.230%, 5-4-09	4,935	4,934
Burlington Northern Santa Fe Corp.,
0.350%, 4-1-09	5,020	5,020
Campbell Soup Co.,
0.200%, 4-7-09	10,000	10,000
Danaher Corporation,
0.200%, 4-2-09	8,000	8,000
Kraft Foods Inc.,
0.700%, 4-28-09	2,000	1,999
L'Oreal USA, Inc.,
0.350%, 4-27-09	5,000	4,999
McCormick & Co. Inc.,
0.400%, 4-1-09	5,867	5,867
Praxair Inc.,
0.400%, 4-23-09	7,000	6,998
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	1,202	1,202
United Technologies Corporation,
0.200%, 4-23-09	5,000	4,999

TOTAL SHORT-TERM SECURITIES - 26.39%		$62,017

(Cost: $62,017)

TOTAL INVESTMENT SECURITIES - 99.09%		$232,836

(Cost: $253,634)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.91%		2,146

NET ASSETS - 100.00%		$234,982

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$150,321	$---
Level Two - Other Significant Observable Inputs	82,515	---
Level Three - Significant Unobservable Inputs	---	---
Total	$232,836	$---

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be illiquid under guidelines established by the Board of Trustees.At March 31, 2009, the total value of these securities amounted to $2,504 or 1.07% of net assets.

(D)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2009, the total value of this security amounted to 0.65% of net assets.

Securities with an aggregate market value of $4,812, representing 2.05% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

SCHEDULE OF INVESTMENTS
Science and Technology Fund (in thousands) MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value
Agricultural Products - 8.45%
Archer Daniels Midland Company (A)	2,536	$70,456
Bunge Limited	1,241	70,311
		140,767
Application Software - 10.21%
ACI Worldwide, Inc. (B)(C)	3,773	70,751
Aspen Technology, Inc. (B)(C)	8,549	59,754
Lawson Software, Inc. (B)(C)	9,315	39,590
		170,095
Biotechnology - 7.37%
Amgen Inc. (B)	924	45,752
Genzyme Corporation (B)	1,005	59,681
Isis Pharmaceuticals, Inc. (B)	1,150	17,266
		122,699
Communications Equipment - 5.50%
QUALCOMM Incorporated	885	34,435
Research In Motion Limited (B)	1,326	57,115
		91,550
Computer Storage & Peripherals - 0.23%
NetApp, Inc. (B)	258	3,832

Data Processing & Outsourced Services - 8.39%
Alliance Data Systems Corporation (B)	1,179	43,580
Euronet Worldwide, Inc. (B)(C)	2,570	33,570
Fidelity National Information Services, Inc.	1,407	25,611
Lender Processing Services, Inc.	1,206	36,919
		139,680
Diversified Chemicals - 2.52%
E.I. du Pont de Nemours and Company	922	20,590
FMC Corporation	494	21,307
		41,897
Electrical Components & Equipment - 0.92%
POWER-ONE, INC. (B)(C)	6,152	5,414
Ultralife Corporation (B)(C)	1,284	9,928
		15,342
Electronic Equipment & Instruments - 0.31%
IPG Photonics Corporation (B)	605	5,091

General Merchandise Stores - 0.64%
Conn's, Inc. (B)	753	10,567

Health Care Distributors - 0.19%
Animal Health International, Inc. (B)(C)	2,588	3,235

Health Care Equipment - 0.14%
Insulet Corporation (B)	584	2,396

Health Care Facilities - 1.65%
HealthSouth Corporation (B)	2,214	19,661
LifePoint Hospitals, Inc. (B)	378	7,879
		27,540
Health Care Supplies - 0.40%
TranS1 Inc. (B)(C)	1,089	6,634

Health Care Technology - 4.86%
Cerner Corporation (A)(B)	1,650	72,556
Eclipsys Corporation (B)	817	8,288
		80,844
Home Entertainment Software - 2.18%
Nintendo Co., Ltd. (D)	124	36,274

Industrial Machinery - 4.81%
ESCO Technologies Inc. (B)(C)	1,849	71,558
Pentair, Inc.	395	8,551
		80,109
Integrated Telecommunication Services - 4.40%
AT&T Inc.	1,328	33,455
CenturyTel, Inc.	788	22,164
Embarq Corporation	465	17,612
		73,231
Internet Software & Services - 0.59%
SAVVIS, Inc. (B)	1,599	9,898

IT Consulting & Other Services - 1.71%
Telvent GIT, S.A. (C)	2,191	28,544

Life & Health Insurance - 0.53%
Amil Participacoes S.A. (D)	3,224	8,895

Managed Health Care - 0.44%
WellCare Health Plans, Inc. (B)	643	7,237

Oil & Gas Equipment & Services - 0.19%
ION Geophysical Corporation (B)	2,040	3,182

Oil & Gas Exploration & Production - 4.52%
Noble Energy, Inc.	1,398	75,313

Semiconductor Equipment - 0.08%
EMCORE Corporation (B)	1,865	1,398

Semiconductors - 12.51%
Cree, Inc. (A)(B)	4,394	103,383
Microsemi Corporation (B)	581	6,744
ON Semiconductor Corporation (B)	2,483	9,682
PMC-Sierra, Inc. (B)	6,462	41,230
Samsung Electronics Co., Ltd. (D)	115	47,307
		208,346
Specialized Finance - 1.82%
CME Group Inc.	123	30,257

Systems Software - 2.24%
Microsoft Corporation	2,027	37,232

Wireless Telecommunication Service - 0.52%
Sprint Nextel Corporation (B)	2,419	8,637

TOTAL COMMON STOCKS - 88.32%		$1,470,722

(Cost: $1,805,293)

CORPORATE DEBT SECURITIES	Principal
Data Processing & Outsourced Services - 0.60%
Euronet Worldwide, Inc., Convertible,
3.500%, 10-15-25	$13,825	9,920

Electrical Components & Equipment - 0.55%
POWER-ONE, INC., Convertible,
8.000%, 6-17-13 (E)	15,250	9,150

Semiconductors - 0.98%
Diodes Incorporated, Convertible,
2.250%, 10-1-26	21,485	16,382

Technology - 1.42%
Eastman Kodak Company, Convertible,
3.375%, 10-15-33	30,579	23,546

Wireless Telecommunication Service - 0.67%
Nextel Communications, Inc., Convertible,
5.250%, 1-15-10	11,500	11,212

TOTAL CORPORATE DEBT SECURITIES - 4.22%		$70,210

(Cost: $66,537)

PUT OPTIONS	Number of Contracts

Apple Inc.,
Jul $90.00, Expires 7-20-09	12	6,336
Cerner Corporation,
Jun $31.50, Expires 6-22-09	14	1,253

TOTAL PUT OPTIONS - 0.45%		$7,589

(Cost: $14,156)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Baxter International Inc.,
0.330%, 4-8-09	$12,000	11,999
Caterpillar Financial Services Corporation,
0.450%, 6-1-09	5,000	4,996
Clorox Co.,
0.700%, 4-30-09	10,000	9,995
Danaher Corporation,
0.200%, 4-2-09	10,000	10,000
Genentech, Inc.,
0.210%, 4-2-09	15,000	15,000
Kraft Foods Inc.:
0.530%, 4-16-09	7,500	7,498
0.500%, 4-17-09	10,000	9,998
Merck & Co., Inc.,
0.300%, 5-18-09	10,000	9,996
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	10,137	10,137
Roche Holdings, Inc.,
0.220%, 4-1-09	10,000	10,000

TOTAL SHORT-TERM SECURITIES - 5.98%		$99,619

(Cost: $99,619)

TOTAL INVESTMENT SECURITIES - 98.97%		$1,648,140

(Cost: $1,985,605)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.03%		17,150

NET ASSETS - 100.00%		$1,665,290

Notes to Schedule of Investments
The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,387,142	$---
Level 2 - Other Significant Observable Inputs	$ 244,259	---
Level 3 - Significant Unobservable Inputs	$16,739	(17,973)
Total	$1,648,140	$(17,973)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 6-30-08	$222	$(216)
Net realized gain (loss)	(1,966)	2,275
Net change in unrealized appreciation (depreciation)	(3,309)	(9,760)
Net purchases (sales)	21,792	(10,272)
Transfers in and/or out of Level 3	---	---
Ending Balance 3-31-09	$16,739	$(17,973)

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$(6,343)	$(7,701)

* Net change in unrealized appreciation (depreciation) includes $227 from change in accrued amortization.

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Securities serve as cover for the following written options outstanding at March 31, 2009:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.:	12	July/110.0	$6,034	$10,478
Cerner Corporation:	14	June/41.5	4,238	7,495

			$10,272	$17,973

(B)No dividends were paid during the preceding 12 months.

(C)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)Listed on an exchange outside the United States.

(E)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2009, the total value of this security amounted to 0.55% of net assets.

Securities with an aggregate market value of $83,580, representing 5.02% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 28, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 28, 2009